Financial debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial debt [Line Items]
Total short-term debt		$ 2,852,400	$ 1,444,800	$ 1,622,850
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	1,376,200	0	0
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	1,376,200	0	0
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[2],[3]	100,000	0	0
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.50 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	0	1,444,800	0
Loan of 85,000 thousand dollars, maturing in June 2016, at LIBOR (3) rate plus 0.48 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1]	0	0	1,462,850
Denominated in pesos, maturing in January 2016, at TIIE (1) FIRA (2) rate plus 0.85 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[2],[3]	$ 0	$ 0	$ 160,000

[1]	LIBOR= London Interbank Offered Rate
[2]	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
[3]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate